Warrants - Summary of Roll-forward of the Warrants (Details) - shares		6 Months Ended
	Jan. 19, 2022	Jun. 30, 2022
Class of Warrant or Right [Line Items]
Warrants Outstanding, Ending balance		12,383,304
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Warrant or Right [Line Items]
Issued	28,517
Common Stock Warrants [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding, Beginning balance		207,376
Exercised in the business combination		(207,376)
Issued		75,924
Assumed in the business combination		12,412,500
Exercised subsequent to the business combination		(105,120)
Warrants Outstanding, Ending balance		12,383,304
Preferred Stock Warrants [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding, Beginning balance		635,404
Exercised in the business combination		(635,404)